Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2025 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 91,877
Less than 1 year	14,323
1 to 2 years	69,232
2 to 3 years	3,896
3 to 4 years	2,845
4 to 5 years	1,362
More than 5 years	¥ 219